Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net earnings	$ 292,270	$ 122,317	$ 546,254	$ 286,358
Depreciation and depletion	75,322	59,211	152,316	123,224
Equity settled share based compensation	1,809	1,655	3,234	3,253
Performance share units - expense	8,153	4,586	18,909	4,269
Performance share units - paid	0	0	(17,209)	(11,129)
Income tax expense	45,734	50,513	88,513	50,485
Investment income recognized in net earnings	(8,742)	(4,877)	(17,789)	(11,315)
Other	164	640	3,171	580
Change in non-cash working capital	(6,709)	(3,664)	(14,450)	(1,508)
Cash generated from operations before income taxes and interest	408,001	230,381	762,949	444,217
Income taxes refunded (paid)	(948)	(75)	(3,182)	(191)
Interest paid	(87)	(73)	(178)	(148)
Interest received	7,993	4,160	16,163	9,895
Cash generated from operating activities	414,959	234,393	775,752	453,773
Financing activities
Credit facility extension fees	(862)	(925)	(862)	(925)
Share purchase options exercised	1,967	8,348	4,473	12,164
Lease payments	(89)	(147)	(211)	(295)
Dividends paid	(147,939)	(139,124)	(147,939)	(139,124)
Cash used for financing activities	(146,923)	(131,848)	(144,539)	(128,180)
Investing activities
Mineral stream interests	(347,951)	(35,605)	(443,691)	(486,507)
Mineral royalty interest	0	(10,078)	0	(22,025)
Acquisition of long-term investments	0	0	(3)	(751)
Proceeds on disposal of long-term investments	0	177,088	0	177,088
Dividends received	287	481	526	1,181
Other	(231)	(193)	(491)	(789)
Cash (used for) generated from investing activities	(347,895)	131,693	(443,659)	(331,803)
Effect of exchange rate changes on cash and cash equivalents	163	(130)	165	(100)
(Decrease) increase in cash and cash equivalents	(79,696)	234,108	187,719	(6,310)
Cash and cash equivalents, beginning of period	1,085,581	306,109	818,166	546,527
Cash and cash equivalents, end of period	$ 1,005,885	$ 540,217	$ 1,005,885	$ 540,217